Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Liabilities (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Derivative liabilities
Gross Recognized Liabilities	$ 6,692	$ 8,081
Gross Amounts Offset on the Consolidated Balance Sheet	(3,392)	(2,949)
Net Amounts Presented on the Consolidated Balance Sheet	3,300	5,132
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(116)	(177)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	0	0
Net Amount	3,184	4,955
Repurchase agreements
Gross Recognized Liabilities	57,944	7,645
Gross Amounts Offset on the Consolidated Balance Sheet	(48,708)
Net Amounts Presented on the Consolidated Balance Sheet	9,236	7,645
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(454)	(851)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(8,779)	(6,787)
Net Amount	3	7
Securities loaned
Gross Recognized Liabilities	84	90
Net Amounts Presented on the Consolidated Balance Sheet	84	90
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	0	0
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(82)	(88)
Net Amount	2	2
Total
Gross Recognized Liabilities	64,720	15,816
Gross Amounts Offset on the Consolidated Balance Sheet	(52,100)	(2,949)
Net Amounts Presented on the Consolidated Balance Sheet	12,620	12,867
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(570)	(1,028)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(8,861)	(6,875)
Net Amount	3,189	4,964
Cash collateral netted against derivative liabilities	1,500	1,900
Derivative liabilities not subject to netting arrangements	$ 100	$ 79